Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cashflows from financing activities - as of June 30, 2018	$ 31,312
Changes from financing cash flows
Proceeds from debt	43,572
Payments of transaction costs from borrowings	(1,582)	$ (40)
Total changes in liabilities arising on financing cash flows	41,990
Accrued transaction costs	(39)
Amortization of carrying amount, net of payments made	6,314
Carrying value - as of March 31, 2019	79,577
Current Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cashflows from financing activities - as of June 30, 2018	3,095
Changes from financing cash flows
Proceeds from debt	6,264
Total changes in liabilities arising on financing cash flows	6,264
Carrying value - as of March 31, 2019	9,359
Non-current Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cashflows from financing activities - as of June 30, 2018	28,217
Changes from financing cash flows
Proceeds from debt	37,308
Payments of transaction costs from borrowings	(1,582)
Total changes in liabilities arising on financing cash flows	35,726
Accrued transaction costs	(39)
Amortization of carrying amount, net of payments made	6,314
Carrying value - as of March 31, 2019	$ 70,218